                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2007

Check here if Amendment [ ]; Amendment Number: ___
   This Amendment (Check only one.):   [ ] is a restatement.
                                       [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Insurance Company of the West
Address:   11455 El Camino Real
           San Diego, CA 92130

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    H. Michael Freet
Title:   Chief Financial Officer
Phone:   (858) 350-2551

Signature, Place, and Date of Signing:

            /s/ H. M. Freet               San Diego, CA   02/8/2008
---------------------------------------   [City, State]     [Date]
             [Signature]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings are reported in this report, and all holdings are reported by other reporting manager(s).

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        3

Form 13F Information Table Entry Total:   113

Form 13F Information Table Value Total:   $380,604 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.  Form 13-F File Number   Name
---  ---------------------   ----
1    028-11686               American Assets, Inc.
2    028-11690               Ernest S. Rady
3    028-12131               American Assets Investment Management, LLC

                           Form 13-F Information Table
                             as of December 31, 2007

                                                                                                              VOTING AUTHORITY
                                  TITLE                VALUE   SHARES/  SH/  PUT/  INVSTMT                  --------------------
        NAME OF ISSUER          OF CLASS    CUSIP    (x$1000)  PRN AMT  PRN  CALL  DSCRETN  OTHER MANAGERS   SOLE   SHARED  NONE
------------------------------  --------  ---------  --------  -------  ---  ----  -------  --------------  ------  ------  ----
ABBOTT LABORATORIES                COM    002824100     4492     80000  SH         DEFINED     NOS 1 & 2     80000
ALPHATEC HLDGS INC                 COM    02081G102      495     98300  SH         DEFINED     NOS 1 & 2     98300
ALTRIA GROUP INC                   COM    02209S103    24186    320000  SH         DEFINED     NOS 1 & 2    320000
AMBAC FINL GROUP INC               COM    023139108      387     15000  SH         DEFINED     NOS 1 & 2     15000
AMERICAN ELEC PWR                  COM    025537101      569     12225  SH         DEFINED     NOS 1 & 2     12225
AMERICAN INTL GROUP                COM    026874107    12029    206328  SH         DEFINED     NOS 1 & 2    206328
AMGEN                              COM    031162100      859     18500  SH         DEFINED     NOS 1 & 2     18500
BANCO SANTANDER CENT               COM    05964H105     2477    115000  SH         DEFINED     NOS 1 & 2    115000
BANK AMER CORP                     COM    060505104    24756    600000  SH         DEFINED     NOS 1 & 2    600000
BEAR STEARNS                       COM    073902108    10369    117500  SH         DEFINED     NOS 1 & 2    117500
BERKSHIRE HATHAWAY                 COM    084670207       24         5  SH         DEFINED     NOS 1 & 2         5
BOSTON SCIENTIFIC CORP             COM    101137107      184     15800  SH         DEFINED     NOS 1 & 2     15800
BP PLC ADR                         COM    055622104     2561     35000  SH         DEFINED     NOS 1 & 2     35000
CAPITAL ONE FINANCIAL              COM    14040H105     4783    101200  SH         DEFINED     NOS 1 & 2    101200
CARDINAL HEALTH INC                COM    14149Y108      860     14900  SH         DEFINED     NOS 1 & 2     14900
CARDIODYNAMICS INTL                COM    141597104       47    116380  SH         DEFINED     NOS 1 & 2    116380
CATERPILLLAR INC                   COM    149123101     2177     30000  SH         DEFINED     NOS 1 & 2     30000
CBS CORP                           COM    124857202      545     20000  SH         DEFINED     NOS 1 & 2     20000
CHUBB CORP                         COM    171232101     3821     70000  SH         DEFINED     NOS 1 & 2     70000
CINCINNATI FINL CORP               COM    172062101      436     11025  SH         DEFINED     NOS 1 & 2     11025
CIT GROUP                          COM    125581108     2403    100000  SH         DEFINED     NOS 1 & 2    100000
CITIGROUP INC                      COM    172967101     9715    330000  SH         DEFINED     NOS 1 & 2    330000
COCA COLA                          COM    191216100     1534     25000  SH         DEFINED     NOS 1 & 2     25000
COMCAST CORP                       COM    20030N101     3287    180000  SH         DEFINED     NOS 1 & 2    180000
COMPUTER PROGRAMS & SYS            COM    205306103      155      6800  SH         DEFINED     NOS 1 & 2      6800
CONMED CORP                        COM    207410101      192      8300  SH         DEFINED     NOS 1 & 2      8300
CONOCOPHILLIPS                     COM    20825C104     8830    100000  SH         DEFINED     NOS 1 & 2    100000
CORUS BANKSHARE                    COM    220873103       53      5000  SH         DEFINED     NOS 1 & 2      5000
CORVEL CORP                        COM    221006109      161      7000  SH         DEFINED     NOS 1 & 2      7000

CV THERAPEUTICS INC                COM    126667104      431     47600  SH         DEFINED     NOS 1 & 2     47600
D R HORTON INC                     COM    23331A109      659     50000  SH         DEFINED     NOS 1 & 2     50000
DDI CORP                           COM    233162502      105     18646  SH         DEFINED     NOS 1 & 2     18646
DEAN FOODS CO                      COM    242370104     1034     40000  SH         DEFINED     NOS 1 & 2     40000
DISCOVER FINL SVC                  COM    254709108      829     55000  SH         DEFINED     NOS 1 & 2     55000
DUKE ENERGY CORP                   COM    264399106     2017    100000  SH         DEFINED     NOS 1 & 2    100000
EBAY INC                           COM    278642103      996     30000  SH         DEFINED     NOS 1 & 2     30000
EDISON INTL                        COM    281020107     6671    125000  SH         DEFINED     NOS 1 & 2    125000
ELI LILLY                          COM    532457108     2936     55000  SH         DEFINED     NOS 1 & 2     55000
ENDOLOGIX INC                      COM    29266S106      511    182360  SH         DEFINED     NOS 1 & 2    182360
EV3 INC                            COM    26928A200       51      4000  SH         DEFINED     NOS 1 & 2      4000
EXXON MOBIL                        COM    30231G102     4685     50000  SH         DEFINED     NOS 1 & 2     50000
FANNIE MAE                         COM    313586109     4398    110000  SH         DEFINED     NOS 1 & 2    110000
FIDELITY NATL FINANCIAL INC        COM    31620R105     1903    130281  SH         DEFINED     NOS 1 & 2    130281
FIDELITY NATL INFORMATION SVCS     COM    31620M106     2381     57261  SH         DEFINED     NOS 1 & 2     57261
FPL GROUP INC                      COM    302571104      998     14724  SH         DEFINED     NOS 1 & 2     14724
FREDDIE MAC                        COM    313400301    10902    320000  SH         DEFINED     NOS 1 & 2    320000
GENERAL ELECTRIC CO.               COM    369604103     5004    135000  SH         DEFINED     NOS 1 & 2    135000
GENERAL MILLS                      COM    370334104     2001     35100  SH         DEFINED     NOS 1 & 2     35100
GLAXOSMITHKLINE                    COM    37733W105     4535     90000  SH         DEFINED     NOS 1 & 2     90000
GREATBATCH INC                     COM    39153L106      276     13800  SH         DEFINED     NOS 1 & 2     13800
HAEMONETICS CORP                   COM    405024100      592      9400  SH         DEFINED     NOS 1 & 2      9400
HARTFORD FIN SVCS GRP              COM    416515104     7847     90000  SH         DEFINED     NOS 1 & 2     90000
HOME DEPOT                         COM    437076102     1886     70000  SH         DEFINED     NOS 1 & 2     70000
HOSPIRA INC                        COM    441060100      708     16600  SH         DEFINED     NOS 1 & 2     16600
HOST MARRIOTT CORP                 COM    44107P104      417     24487  SH         DEFINED     NOS 1 & 2     24487
HSBC HLDGS PLC                     COM    404280406     6718     80250  SH         DEFINED     NOS 1 & 2     80250
ICU MED INC                        COM    44930G107      774     21500  SH         DEFINED     NOS 1 & 2     21500
IMPERIAL CAP BANCORP               COM    452680101      183     10000  SH         DEFINED     NOS 1 & 2     10000
INDYMAC BANCORP INC                COM    456607100      595    100000  SH         DEFINED     NOS 1 & 2    100000
INERGY LP                          COM    456615103      467     15000  SH         DEFINED     NOS 1 & 2     15000
ISTAR FINL INC                     COM    45031U101      782     30000  SH         DEFINED     NOS 1 & 2     30000
JOHNSON & JOHNSON                  COM    478160104    12393    185800  SH         DEFINED     NOS 1 & 2    185800
JP MORGAN CHASE & CO.              COM    46625H100    17678    405000  SH         DEFINED     NOS 1 & 2    405000
KROGER CO.                         COM    501044101     1870     70000  SH         DEFINED     NOS 1 & 2     70000
LOWES COMPANIES                    COM    548661107     2707    119681  SH         DEFINED     NOS 1 & 2    119681
MACERICH CO.                       COM    554382101     3553     50000  SH         DEFINED     NOS 1 & 2     50000
MCGRAW HILL COMPANIES              COM    580645109      657     15000  SH         DEFINED     NOS 1 & 2     15000
MEDECISION INC                     COM    58406P102      127     43800  SH         DEFINED     NOS 1 & 2     43800

MGIC INVESTMENT                    COM    552848103      449     20000  SH         DEFINED     NOS 1 & 2     20000
MICROSOFT CORP                     COM    594918104     4272    120000  SH         DEFINED     NOS 1 & 2    120000
MICRUS ENDOVASCULAR CORP           COM    59518V102     1167     59300  SH         DEFINED     NOS 1 & 2     59300
MORGAN STANLEY                     COM    617446448     7170    135000  SH         DEFINED     NOS 1 & 2    135000
MORTONS RESTAURANT                 COM    619430101      418     44800  SH         DEFINED     NOS 1 & 2     44800
NATL MED HLTH CARD SYS INC         COM    636918302      271     28700  SH         DEFINED     NOS 1 & 2     28700
NOVARTIS                           COM    66987V109      234      4300  SH         DEFINED     NOS 1 & 2      4300
OMNICARE INC                       COM    681904108      169      7400  SH         DEFINED     NOS 1 & 2      7400
ORTHOVITA INC                      COM    68750U102      377    107900  SH         DEFINED     NOS 1 & 2    107900
OVERSEAS SHIPHOLDING               COM    690368105     5954     80000  SH         DEFINED     NOS 1 & 2     80000
PATTERSON COS INC                  COM    703395103      693     20400  SH         DEFINED     NOS 1 & 2     20400
PEPSICO INC                        COM    713448108    14907    196400  SH         DEFINED     NOS 1 & 2    196400
PFF BANCORP INC                    COM    69331W104      241     20000  SH         DEFINED     NOS 1 & 2     20000
PFIZER INC                         COM    717081103     3546    156000  SH         DEFINED     NOS 1 & 2    156000
PG&E CORP                          COM    69331C108     4309    100000  SH         DEFINED     NOS 1 & 2    100000
PINNACLE WEST CAP CORP             COM    723484101     5301    125000  SH         DEFINED     NOS 1 & 2    125000
PLUM CREEK TIMBER CO.              COM    729251108     3683     80000  SH         DEFINED     NOS 1 & 2     80000
PMI GROUP INC                      COM    69344M101      266     20000  SH         DEFINED     NOS 1 & 2     20000
PPL CORPORATION                    COM    69351T106     5209    100000  SH         DEFINED     NOS 1 & 2    100000
PULTE HOMES INC                    COM    745867101      527     50000  SH         DEFINED     NOS 1 & 2     50000
QUEST DIAGNOSTICS INC              COM    74834L100      180      3400  SH         DEFINED     NOS 1 & 2      3400
REDWOOD TRUST                      COM    758075402     1808     52800  SH         DEFINED     NOS 1 & 2     52800
ROYAL DUTCH SHELL PLC              COM    780259206    11788    140000  SH         DEFINED     NOS 1 & 2    140000
RUBY TUESDAY INC                   COM    781182100      151     15500  SH         DEFINED     NOS 1 & 2     15500
SANDISK CORP                       COM    80004C101      663     20000  SH         DEFINED     NOS 1 & 2     20000
SEARS HOLDINGS CORP                COM    812350106      663      6500  SH         DEFINED     NOS 1 & 2      6500
SENORX INC                         COM    81724W104     1114    129486  SH         DEFINED     NOS 1 & 2    129486
SEPRACOR INC                       COM    817315104      919     35000  SH         DEFINED     NOS 1 & 2     35000
SPECTRA ENERGY                     COM    847560109     1291     50000  SH         DEFINED     NOS 1 & 2     50000
ST JOE CO                          COM    790148100     1030     29000  SH         DEFINED     NOS 1 & 2     29000
STARBUCKS CORP                     COM    855244109      614     30000  SH         DEFINED     NOS 1 & 2     30000
STARWOOD HOTELS                    COM    85590A203     1761     40000  SH         DEFINED     NOS 1 & 2     40000
SUNOCO INC                         COM    86764P109      435      6000  SH         DEFINED     NOS 1 & 2      6000
SUPERVALUE INC                     COM    868536103      171      4550  SH         DEFINED     NOS 1 & 2      4550
TIME WARNER INC                    COM    887317105      826     50000  SH         DEFINED     NOS 1 & 2     50000
TRANE INC                          COM    892893108      173      3700  SH         DEFINED     NOS 1 & 2      3700
TRINITY BIOTECH                    COM    896438306      185     27200  SH         DEFINED     NOS 1 & 2     27200
UNUMPROVIDENT CORP                 COM    91529Y106     1638     68843  SH         DEFINED     NOS 1 & 2     68843
USG CORP                           COM    903293405     1432     40000  SH         DEFINED     NOS 1 & 2     40000

VIACOM INC                         COM    92553P201      878     20000  SH         DEFINED     NOS 1 & 2     20000
WACHOVIA CORP                      COM    929903102    34222    899864  SH         DEFINED     NOS 1 & 2    899864
WAL-MART STORES                    COM    931142103     4278     90000  SH         DEFINED     NOS 1 & 2     90000
WELLS FARGO & CO.                  COM    949746101    12076    400000  SH         DEFINED     NOS 1 & 2    400000
WYETH                              COM    983024100     4419    100000  SH         DEFINED     NOS 1 & 2    100000
YUM BRANDS                         COM    988498101     3062     80000  SH         DEFINED     NOS 1 & 2     80000